UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Equity: Other - 37.3%
Diversified/Specialty - 27.2%
American Tower Corp.	44,420	$3,212,010
British Land Co. PLC	1,037,453	8,669,679
Canadian Real Estate Investment Trust	86,450	3,632,650
CapitaLand Ltd.	2,032,000	4,869,697
Cheung Kong Holdings Ltd.	127,000	1,659,982
China Overseas Land & Investment Ltd. (a)	1,244,000	2,918,859
City Developments Ltd.	209,000	1,957,213
Cofinimmo	14,750	1,598,130
Dexus Property Group	1,788,356	1,853,024
Digital Realty Trust, Inc. (a)	79,690	6,221,398
Duke Realty Corp.	284,947	4,120,334
Dundee Real Estate Investment Trust	145,631	5,580,694
Evergrande Real Estate Group Ltd. (a)	8,517,000	3,934,388
Fonciere Des Regions	20,580	1,485,242
GPT Group	370,150	1,331,667
Hang Lung Properties Ltd.	765,000	2,702,838
Henderson Land Development Co., Ltd.	347,000	2,010,974
Kerry Properties Ltd.	368,500	1,677,747
Land Securities Group PLC	317,717	3,924,532
Lexington Realty Trust (a)	356,750	3,189,345
Mitsubishi Estate Co., Ltd.	793,000	14,203,135
Mitsui Fudosan Co., Ltd.	878,000	16,916,716
New World Development Co., Ltd.	5,789,180	7,353,901
Soho China Ltd. (a)	4,261,000	3,161,762
Sumitomo Realty & Development Co., Ltd.	380,000	9,455,748
Sun Hung Kai Properties Ltd.	1,233,454	15,289,935
Suntec Real Estate Investment Trust	2,349,000	2,721,765
Swire Pacific Ltd.	133,000	1,590,648
Telecity Group PLC (b)	343,287	4,606,137
Tokyu Land Corp.	722,000	3,641,509
UOL Group Ltd.	890,710	3,696,641
Vornado Realty Trust (a)	137,340	11,467,890
Weyerhaeuser Co.	149,030	3,479,851
Wharf Holdings Ltd.	1,676,000	9,608,476

		173,744,517

Health Care - 8.5%
Chartwell Seniors Housing Real Estate Investment Trust	461,340	4,618,690
HCP, Inc. (a)	222,550	10,506,586
Health Care REIT, Inc. (a)	154,409	9,608,872
LTC Properties, Inc.	109,150	3,896,655
Omega Healthcare Investors, Inc. (a)	214,450	5,198,268
Senior Housing Properties Trust	120,360	2,738,190
Ventas, Inc. (a)	267,240	17,971,890

		54,539,151

Triple Net - 1.6%
Entertainment Properties Trust	111,110	5,017,727
National Retail Properties, Inc. (a)	92,920	2,741,140

Company	Shares	U.S. $ Value
Realty Income Corp. (a)	54,890	2,261,468

		10,020,335

		238,304,003

Retail - 27.7%
Regional Mall - 11.8%
CBL & Associates Properties, Inc. (a)	103,520	2,042,450
General Growth Properties, Inc.	343,030	6,215,704
Glimcher Realty Trust	721,869	7,233,127
Macerich Co. (The)	27,920	1,630,807
Simon Property Group, Inc.	254,770	40,888,037
Westfield Group	1,652,877	17,289,111

		75,299,236

Shopping Center/Other Retail - 15.9%
Aeon Mall Co., Ltd.	299,500	7,163,546
American Realty Capital Trust, Inc.	282,980	3,118,440
Citycon OYJ	681,200	2,063,840
Corio NV	146,272	6,461,190
DDR Corp.	208,954	3,142,668
Eurocommercial Properties NV	124,200	4,192,023
Federal Realty Investment Trust	30,140	3,275,013
Hammerson PLC	399,030	2,887,082
Inland Real Estate Corp. (a)	61,236	488,663
Japan Retail Fund Investment Corp.	1,109	1,854,794
Klepierre	167,804	5,457,847
Link REIT (The)	1,870,860	8,196,372
Mercialys SA	192,510	3,795,744
Regency Centers Corp.	144,420	6,910,497
Retail Opportunity Investments Corp. (a)	540,162	6,584,575
RioCan Real Estate Investment Trust (Toronto)	81,555	2,329,097
Tanger Factory Outlet Centers	164,710	5,303,662
Unibail-Rodamco SE	95,559	18,323,018
Weingarten Realty Investors	93,400	2,510,592
Westfield Retail Trust	2,354,900	7,524,165

		101,582,828

		176,882,064

Residential - 12.6%
Multi-Family - 9.0%
AvalonBay Communities, Inc.	71,010	10,444,861
Boardwalk Real Estate Investment Trust	37,740	2,408,496
Equity Residential	218,390	13,826,271
GSW Immobilien AG	110,164	4,051,971
Mirvac Group	3,737,056	5,356,133
MRV Engenharia e Participacoes SA	89,400	486,439
Northern Property Real Estate Investment Trust	114,714	3,802,257
Post Properties, Inc.	64,160	3,313,864
Rossi Residencial SA	1,067,400	2,422,121
Stockland	1,993,220	6,984,377
UDR, Inc.	166,250	4,423,913

		57,520,703

Self Storage - 3.6%
CubeSmart	147,070	1,763,369
Extra Space Storage, Inc.	249,323	8,162,835

Company	Shares	U.S. $ Value
Public Storage	57,073	8,501,023
Sovran Self Storage, Inc.	83,125	4,746,438

		23,173,665

		80,694,368

Office - 12.3%
Office - 12.3%
Allied Properties Real Estate Investment Trust	115,208	3,446,418
Befimmo SCA Sicafi	28,900	1,725,321
Boston Properties, Inc.	109,414	12,134,012
Brandywine Realty Trust	198,320	2,356,042
Castellum AB	252,370	3,380,939
Cominar Real Estate Investment Trust	230,380	5,648,945
Commonwealth Property Office Fund	1,986,825	2,230,383
Corporate Office Properties Trust (a)	109,340	2,433,908
Douglas Emmett, Inc.	260,139	6,115,868
Dundee International Real Estate Investment Trust	194,398	2,079,963
Hongkong Land Holdings Ltd.	796,000	4,750,553
Hufvudstaden AB-Class A	429,994	5,223,864
Japan Real Estate Investment Corp.	429	4,048,616
Kilroy Realty Corp.	115,832	5,483,487
Liberty Property Trust	81,750	2,966,707
Mack-Cali Realty Corp.	142,950	3,829,630
Nippon Building Fund, Inc.	183	1,775,604
Orix JREIT, Inc.	874	3,924,666
SL Green Realty Corp.	63,588	5,007,555

		78,562,481

Lodging - 5.2%
Lodging - 5.2%
FelCor Lodging Trust, Inc. (a) (b)	1,650,060	7,986,290
Great Eagle Holdings Ltd.	1,146,000	2,888,661
Host Hotels & Resorts, Inc. (a)	124,890	1,833,385
Intercontinental Hotels Group PLC	283,373	7,000,946
LaSalle Hotel Properties	59,860	1,571,924
Pebblebrook Hotel Trust	158,070	3,591,350
Strategic Hotels & Resorts, Inc. (b)	830,870	5,035,072
Wyndham Worldwide Corp.	60,450	3,146,423

		33,054,051

Industrials - 4.5%
Industrial Warehouse Distribution - 3.2%
EastGroup Properties, Inc.	63,220	3,381,005
Global Logistic Properties Ltd.	865,000	1,555,601
Hopewell Holdings Ltd.	584,000	1,689,788
Mapletree Logistics Trust	4,587,000	3,732,666
ProLogis, Inc.	246,158	7,958,288
Segro PLC	539,850	1,995,440

		20,312,788

Mixed Office Industrial - 1.3%
Goodman Group	2,212,302	8,700,886

		29,013,674

Total Common Stocks (cost $538,232,843)		636,510,641

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $538,232,843)		636,510,641

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 5.3%
Investment Companies - 5.3%
AllianceBernstein Exchange Reserves-Class I, 0.19% (c) (cost $33,604,496)	33,604,496	33,604,496

Total Investments - 104.9% (cost $571,837,339) (d)		670,115,137
Other assets less liabilities - (4.9)%		(31,378,531)

Net Assets - 100.0%		$638,736,606

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Swedish Krona settling 8/14/12	108,180	$15,714,221	$15,899,609	$185,388
Citibank NA:
Australian Dollar settling 8/14/12	3,265	3,269,316	3,427,407	158,091
Credit Suisse London Branch (GFX):
Norwegian Krone settling 11/15/12	25,521	4,166,456	4,217,593	51,137
Deutsche Bank AG London:
Australian Dollar settling 8/14/12	6,246	6,455,741	6,556,687	100,946
Great British Pound settling 8/14/12	4,028	6,371,088	6,315,257	(55,831)
Morgan Stanley and Co., Inc.:
Swedish Krona settling 8/14/12	19,791	2,917,951	2,908,755	(9,196)
Royal Bank of Scotland PLC:
Great British Pound settling 8/14/12	1,764	2,727,550	2,765,669	38,119
Japanese Yen settling 8/14/12	265,366	3,351,385	3,397,090	45,705
State Street Bank & Trust Co.:
Norwegian Krone settling 8/14/12	113,505	19,405,417	18,822,779	(582,638)
Westpac Banking Corp:
Australian Dollar settling 11/15/12	4,140	4,241,939	4,310,129	68,190
Japanese Yen settling 8/14/12	482,952	6,106,630	6,182,524	75,894
New Zealand Dollar settling 8/14/12	10,427	8,153,705	8,437,620	283,915
Sale Contracts
Credit Suisse London Branch (GFX):
Australian Dollar settling 8/14/12	5,942	5,812,042	6,237,566	(425,524)
Canadian Dollar settling 8/14/12	8,999	8,961,362	8,971,031	(9,669)
Euro settling 8/14/12	15,548	20,246,139	19,132,799	1,113,340
Norwegian Krone settling 8/14/12	86,310	14,221,028	14,312,974	(91,946)
Deutsche Bank AG London:
Canadian Dollar settling 11/15/12	2,637	2,599,566	2,623,348	(23,782)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
Euro settling 8/14/12	4,350	5,436,848	5,352,950	83,898
Japanese Yen settling 8/14/12	748,318	9,320,189	9,579,614	(259,425)
Royal Bank of Scotland PLC:
Euro settling 11/15/12	6,215	7,635,376	7,657,352	(21,976)
Standard Chartered Bank:
Australian Dollar settling 8/14/12	3,569	3,506,186	3,746,528	(240,342)
Euro settling 8/14/12	3,601	4,580,562	4,431,259	149,303
UBS AG:
New Zealand Dollar settling 8/14/12	10,427	7,854,398	8,437,620	(583,222)

				$50,375

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,857,010 and gross unrealized depreciation of investments was $(11,579,212), resulting in net unrealized appreciation of $98,277,798.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown *

July 31, 2012 (unaudited)

48.9%	United States
9.9%	Japan
9.3%	Hong Kong
8.0%	Australia
5.3%	Canada
4.6%	United Kingdom
4.6%	France
2.9%	Singapore
1.7%	Netherlands
1.6%	China
1.3%	Sweden
0.6%	Germany
0.5%	Belgium
0.5%	Brazil
0.3%	Finland

100.0%	Total Investments

*	All data are as of July 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments (excluding collateral for securities loaned) and may vary over time.

AllianceBernstein Global Real Estate Investment Fund II

July 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity:Other	$105,463,658		$132,840,345		$	– 0	–	$238,304,003
Retail	91,673,332		85,208,732			– 0	–	176,882,064
Residential	64,301,887		16,392,481			– 0	–	80,694,368
Office	51,502,535		27,059,946			– 0	–	78,562,481
Lodging	23,164,444		9,889,607			– 0	–	33,054,051
Industrials	11,339,293		17,674,381			– 0	–	29,013,674
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	33,604,496		– 0	–		– 0	–	33,604,496

Total Investments in Securities	381,049,645		289,065,492+			– 0	–	670,115,137
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	2,353,926			– 0	–	2,353,926
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,303,551)			– 0	–	(2,303,551)

Total^	$381,049,645		$289,115,867		$	– 0	–	$670,165,512

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Rights			Total
Balance as of 10/31/11		$827,207			$827,207
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(827,207)			(827,207)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 7/31/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/12	$	– 0	–	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 24, 2012